COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
SUMMARY OF FUTURE COMMITMENTS AMOUNTS ON AN UNDISCOUNTED FOR ALL THE PLANNED EXPENDITURES

		Future commitments
	Nature of commitments	2023	2024	2025 and beyond
Citarum Block PSC
Geological and geophysical (G&G) studies	(a)	$-	$150,000	$950,000
2D seismic	(a)	-	846,182	5,203,818
sure3D seismic	(a)	-	-	2,100,000
Drilling	(b)(c)	-	-	30,000,000
Total commitments - Citarum PSC		$-	$996,182	$38,253,818
Kruh Block KSO				-
Operating commitments	(d)	$2,151,043	$3,039,964	$45,624,287
Production facility		-	100,000	1,300,000
G&G studies	(a)	200,000	100,000	500,000
2D seismic	(a)	-	1,250,000	-
3D seismic	(a)	476,323	758,355	-
Drilling	(a)(c)	-	6,000,000	15,000,000
Workover		144,893		-
Certification		250,000		-
Abandonment and Site Restoration	(a)	87,994	87,994	483,967
Total commitments - Kruh KSO		$3,310,253	$11,336,313	$62,908,254
Total Commitments		$3,310,253	$12,332,495	$101,162,072

Nature of commitments:

(a)	Both firm commitments and a 5-year work program according to the Company’s economic model are included in the estimate. Firm capital commitments represent legally binding obligations with respect to the KSO for Kruh Block or the PSC for Citarum Block in which the contract specifies the minimum exploration or development work to be performed by us within the first three years of the contract. In certain cases where we execute contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.

(b)	Includes one exploration and two delineation wells.

(c)	Abandonment and site restoration are primarily upstream asset removal costs at the drilling completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on Indonesian government rules.

(d)	Operating commitments are primarily production operation costs related to or associated to the maintenance well work scheduled to be performed on the oil wells with respect to the Kruh Block KSO.